FINANCIAL INSTRUMENTS (Details 2) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Cash	$ 168	$ 24,765	$ 11,713
Amounts Receivable	2,602	1,208
Long-term Investments	3,332	3,939
Warrant Liability	1,123	$ 680
Level 1 of fair value hierarchy [member]
Statement [Line Items]
Cash	11,686
Amounts Receivable	0
Long-term Investments	3,332
Total Financial Assets	15,018
Warrant Liability	0
Total Financial Liabilities	0
Level 2 of fair value hierarchy [member]
Statement [Line Items]
Cash	0
Amounts Receivable	2,602
Long-term Investments	0
Total Financial Assets	2,602
Warrant Liability	0
Total Financial Liabilities	0
Level 3 of fair value hierarchy [member]
Statement [Line Items]
Cash	0
Amounts Receivable	0
Long-term Investments	0
Total Financial Assets	0
Warrant Liability	(2,773)
Total Financial Liabilities	$ (2,773)